FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Currency and Interest Risk (Details) € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands		Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net balance of these rights and obligations payable			$ 40,295	€ 15,988	£ 71		$ 33,796	€ 18,409	£ 66
Cash and cash equivalents		R$ 6,691,098				R$ 4,358,276				R$ 2,273,834	R$ 6,448,483
Short-term investments	[1]	R$ 6,542,862				R$ 4,289,932

[1]	Highly liquid short-term investments basically comprise Bank Deposit Certificates ("CDB") and Repurchase Agreements held by top tier rated financial institutions, indexed to the Interbank Deposit Certificate ("CDI") rate, with original maturities of up to three months, and with immaterial risk of change in value. Income from these investments are recorded as financial income. On December 31, 2024, the average remuneration of these short-term investments corresponded to 99.66% of the CDI (101.50% on December 31, 2023).